Employee Benefit Liabilities, Net (Details) - Schedule of Changes in Fair Value of Plan Assets - Plan assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Fair Value of Plan Assets [Line Items]
Balance at January 1,	$ 3,707	$ 4,154
Expected return	172	62
Contributions by employer	173	181
Benefits paid	(206)	(181)
Demographic assumptions
Financial assumptions		(4)
Past Experience	50	(20)
Currency exchange	(118)	(485)
Balance at December 31,	$ 3,778	$ 3,707